Utility Plant and Leases - Schedule of Rental Payments for Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	$ 67,236	$ 58,313	$ 50,035
Southwest Gas Corporation [Member]
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	4,926	4,357	4,186
Centuri Construction Group Inc [Member]
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	$ 62,310	$ 53,956	$ 45,849